COMMITMENTS AND CONTINGENCIES (Details) $ in Millions		1 Months Ended			12 Months Ended
	Aug. 01, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2031 CNY (¥)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024	Dec. 31, 2023 CNY (¥)
Commitments and Contingencies
Property management expense						¥ 5,429,394
Loss contingency accrued						¥ 0		¥ 0
ATA Learning (Beijing)
Commitments and Contingencies
Investment Company, Committed Capital		¥ 80,000,000
Equity investment, Ownership percentage		40.00%
Alpha Advantage Global Limited
Commitments and Contingencies
Common shares holding at time of sale of business | shares			4,529,100	4,529,100
Dynamic Fame Limited
Commitments and Contingencies
Common shares holding at time of sale of business | shares			188,000	188,000
Huanqiuyimeng
Commitments and Contingencies
Investment Company, Committed Capital	¥ 110,000,000				¥ 30,000,000
Equity investment, Ownership percentage	55.00%	15.00%
Decrease to capital contribution		¥ 30,000,000
Percentage of equity interest transferred							15.00%
ATA Online Sale Transaction
Commitments and Contingencies
Total consideration | $				$ 200.0
ATA Online Sale Transaction | Alpha Advantage Global Limited and Dynamic Fame Limited
Commitments and Contingencies
Attorney's fees and other litigation costs			¥ 15,000,000
ATA Online Sale Transaction | Mr. Xiaofeng Ma | Alpha Advantage Global Limited
Commitments and Contingencies
Attorney's fees and other litigation costs			1,500,000
Loss contingency, damages sought, value			95,000,000
ATA Online Sale Transaction | Mr. Xiaofeng Ma | Dynamic Fame Limited
Commitments and Contingencies
Attorney's fees and other litigation costs			500,000
Loss contingency, damages sought, value			¥ 5,000,000